Redeemable Noncontrolling Interests in Operating Partnership (Redeemable Noncontrolling Interests and Declared Aggregate Cash Distributions to Holders) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Net (income) loss attributable to redeemable noncontrolling interests in operating partnership	$ 37,350	$ 5,084	$ 55,021	$ 13,663	$ 28,932	$ 29,313	$ 21,642
Aggregate cash distributions to holders of common units and LTIP units	$ 0	$ 1,317	$ 0	$ 3,940	$ 6,572	$ 8,789	$ 10,007